Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Schedule of Significant Expense Categories and Net Loss

The table below summarizes the significant expense categories regularly reviewed by the chief operating decision maker for the periods ended June 30, 2026 and June 30, 2025:

	June 30	June 30
	2026	2025
Sales	1,057,210	357,979
Cost of Sales (*)
Payroll and payroll related	195,629	100,632
Others	615,564	244,673

Research and Development expenses (*)
Payroll and payroll related	606,382	697,656
Material, subcontractors, consultants and other	344,504	419,550

Selling and Marketing expenses (*)
Payroll and payroll related	553,843	325,710
Professional services, tradeshows and others	499,933	407,139

General and Administrative expenses (*)
Payroll and payroll related	343,397	229,530
Professional services and Facility related and other	1,200,526	978,109

Other segment items: (*)	1,033,267	(749,065)

Net loss	4,335,835	2,295,955

(*)	Excluding share-based payments, change in fair value of derivative warrants liabilities, depreciation, inventory obsolescence expenses, finance income and expenses that are included in other segment items